Acquisitions (Tables) - TransFirst	12 Months Ended
Dec. 31, 2017
Summary of consideration paid and recognized identifiable assets acquired and liabilities assumed

The following table summarizes the consideration paid for TransFirst and the initially recognized amounts of the identifiable assets acquired and liabilities assumed on April 1, 2016 (the acquisition date).

(in thousands)
Consideration
Cash	$2,351,400
Fair value of total consideration transferred	$2,351,400

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$5,907
Accounts receivable, net	62,313
Property, equipment and software	12,726
Identifiable intangible assets	814,131
Deferred tax asset	2,244
Other assets	7,509
Deferred tax liability	(224,654)
Other liabilities	(56,864)
Total identifiable net assets	623,312
Goodwill	1,728,088
Total identifiable assets acquired and liabilities assumed	$2,351,400

Schedule of estimated fair value of identifiable intangible assets acquired and weighted average useful lives

(in millions)	Fair Value	Weighted Average Useful Life (in years)
Merchant relationships	$588.0	7.0
Channel relationships	121.0	10.0
Current technology	72.0	5.0
Trade name	16.0	1.0
Covenants not-to-compete	15.0	3.0
Favorable lease	2.1	5.6
Total acquired identifiable intangible assets	$814.1	7.1